Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	25,677,965	21,149,425
Common stock, shares outstanding	25,677,965	21,149,425
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000
Preferred shares, shares issued	750,000	750,000
Preferred shares, shares outstanding	750,000	750,000